PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2016	2017
	US$	US$

Buildings	263,392	576,467
Office equipment	40,288	24,892
Motor vehicles	1,531	1,408
Leasehold improvement	21,627	16,244
Land	37,421	50,731

Total	364,259	669,742
Less: Accumulated depreciation	(62,759)	(78,187)

Construction in progress	18,397	30,590

	319,897	622,145

Depreciation expenses were US$14,668, US$25,004 and US$27,961 for the years ended December 31, 2015, 2016 and 2017, respectively.

The Company is still in the process of obtaining the property ownership certificates for certain buildings with aggregate net carrying values of US$15,972. As the transfer of ownership of the buildings have been legally registered with the applicable government authority and the purchase consideration has been fully paid by the Company, the Company has the ability to obtain and control the future economic benefits of the buildings. As a result, these buildings were recognized as assets in the consolidated balance sheets as of December 31, 2016 and 2017.

The Company capitalized interest costs as a component of the cost of construction in progress as follows:

	As of December 31,
	2016	2017
	US$	US$

Interest cost capitalized	-	756
Interest cost charged against income	20,791	16,153
Total interest cost incurred	20,791	16,909